Biological Assets - Narrative (Details) kg in Thousands	12 Months Ended
	Mar. 31, 2026 kg week $ / g	Mar. 31, 2025 kg $ / g
Biological assets
Disclosure of information about agricultural produce [line items]
Length of average grow cycle | week	12
Dried cannabis
Disclosure of information about agricultural produce [line items]
Biological assets produced (in grams) | kg	53,622	48,112
Cannabis Production Facilities
Disclosure of information about agricultural produce [line items]
Weighted average fair value less cost to complete and cost to sell (in CAD per plant) | $ / g	3.22	3.62
Stage of completion, percentage	42.00%	44.00%